Promissory note (Details Textual) (USD $)	12 Months Ended										12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007 Bridge Loan [Member]	Dec. 31, 2007 Preferred Class A [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Dec. 31, 2008 Promissory Notes [Member]	Dec. 31, 2007 Promissory Notes [Member]	Sep. 30, 2007 Promissory Notes [Member]	Dec. 31, 2012 Unsecured Debt [Member]	Dec. 31, 2009 Unsecured Debt [Member]	Dec. 31, 2009 Unsecured Debt [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Promissory Note One [Member]	Dec. 31, 2011 Promissory Note One [Member]	Apr. 01, 2011 Promissory Note One [Member]	Dec. 31, 2011 Promissory Note Two [Member]	Jul. 15, 2011 Promissory Note Two [Member]
Line of Credit Facility, Amount Outstanding										$ 19,990,000
Stock Issued During Period, Value, New Issues			1,092,052			766,680	0
Proceeds from Issuance of Preferred Stock and Preference Stock					20,000,000
Line of Credit Facility, Interest Rate During Period									10.00%
Common Stock, Shares, Issued	14,595,326	13,693,780							650,000
Amortization, Total								2,383,000
Interest Expense, Debt	51,084	18,557	0					1,359,000			434,701			51,084	1,681		16,876
Interest Expense, Total	10,844,031	6,639,531	4,211,707					3,742,000
Repaid Percentage Of Promissory Notes								50.00%
Debt Instrument, Face Amount												5,500,000				27,500		389,651
Debt Instrument, Maturity Date												Oct. 08, 2015
Debt Instrument, Interest Rate, Stated Percentage												5.00%			8.00%		8.00%
Preferred Stock, Shares Issued													15,397,204
Proceeds from (Repayments of) Notes Payable												11,000,000
Extinguishment of Debt, Gain (Loss), Net of Tax				$ 5,658,140
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum															12.00%		12.00%